Portfolio of investments—January 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Long positions: 108.94% Common stocks: 98.03%
Communication services: 3.65%
Entertainment: 2.78%
Electronic Arts, Inc.#	2,323	$319,598
Spotify Technology SA†#	1,463	315,057
		634,655
Interactive media & services: 0.87%
Alphabet, Inc. Class A†#	833	116,703
Alphabet, Inc. Class C†#	509	72,176
Outbrain, Inc.†#	2,838	11,154
		200,033
Consumer discretionary: 8.85%
Automobile components: 0.20%
Cooper-Standard Holdings, Inc.†#	1,414	24,872
Phinia, Inc.#	677	20,473
		45,345
Automobiles: 0.53%
Tesla, Inc.†#	285	53,377
Thor Industries, Inc.#	594	67,134
		120,511
Broadline retail: 2.22%
Amazon.com, Inc.†#	1,799	279,205
Coupang, Inc.†#	11,868	166,152
eBay, Inc.#	1,515	62,221
		507,578
Distributors: 2.13%
Genuine Parts Co.#	3,084	432,469
Weyco Group, Inc.#	1,703	54,684
		487,153
Diversified consumer services: 0.74%
Grand Canyon Education, Inc.†#	781	101,991
H&R Block, Inc.#	1,462	68,480
		170,471
Hotels, restaurants & leisure: 1.78%
Chipotle Mexican Grill, Inc.†#	49	118,030
Starbucks Corp.#	473	44,003
Texas Roadhouse, Inc. Class A#	1,948	244,902
		406,935
Leisure products: 0.12%
Polaris, Inc.#	296	26,628
See accompanying notes to portfolio of investments
Allspring U.S. Long/Short Equity Fund | 1

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Specialty retail: 1.13%
Advance Auto Parts, Inc.#	1,031	$68,923
Murphy USA, Inc.#	106	37,367
Ulta Beauty, Inc.†#	302	151,619
		257,909
Consumer staples: 11.49%
Beverages: 1.46%
Boston Beer Co., Inc. Class A†#	668	233,312
PepsiCo, Inc.#	600	101,118
		334,430
Consumer staples distribution & retail: 2.22%
Costco Wholesale Corp.#	360	250,157
Kroger Co.#	245	11,304
Target Corp.#	406	56,467
Walmart, Inc.#	1,137	187,889
		505,817
Food products: 3.31%
Archer-Daniels-Midland Co.#	3,835	213,149
Dole PLC#	7,636	86,210
Flowers Foods, Inc.#	7,169	163,453
Ingredion, Inc.#	338	36,359
Pilgrim’s Pride Corp.†#	2,921	79,364
Seaboard Corp.#	19	68,457
Tyson Foods, Inc. Class A#	1,802	98,677
WK Kellogg Co.#	832	10,808
		756,477
Household products: 3.61%
Clorox Co.#	2,931	425,728
Kimberly-Clark Corp.#	817	98,832
Procter & Gamble Co.#	1,625	255,353
Reynolds Consumer Products, Inc.#	1,634	44,396
		824,309
Personal care products: 0.10%
Herbalife Ltd.†#	1,846	22,244
Tobacco: 0.79%
Altria Group, Inc.#	4,512	181,022
Energy: 1.32%
Oil, gas & consumable fuels: 1.32%
Dorian LPG Ltd.#	1,389	52,004
Marathon Petroleum Corp.#	339	56,138
Teekay Corp.†#	1,456	13,089
Valero Energy Corp.#	1,305	181,265
		302,496
See accompanying notes to portfolio of investments
2 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Financials: 11.09%
Banks: 1.16%
Bank of NT Butterfield & Son Ltd.#	1,387	$42,068
Citigroup, Inc.#	3,960	222,433
		264,501
Capital markets: 1.66%
Affiliated Managers Group, Inc.#	568	84,541
Ameriprise Financial, Inc.#	33	12,765
Cboe Global Markets, Inc.#	937	172,268
State Street Corp.#	194	14,331
Virtu Financial, Inc. Class A#	5,698	95,669
		379,574
Consumer finance: 1.09%
Ally Financial, Inc.#	740	27,143
Discover Financial Services#	1,664	175,585
PROG Holdings, Inc.†#	1,048	32,111
Synchrony Financial#	373	14,499
		249,338
Financial services: 2.02%
Equitable Holdings, Inc.#	7,883	257,695
FleetCor Technologies, Inc.†#	53	15,366
NCR Atleos Corp.†#	501	11,218
UWM Holdings Corp.#	1,973	13,219
Western Union Co.#	13,032	163,812
		461,310
Insurance: 4.14%
Allstate Corp.#	443	68,776
American Financial Group, Inc.#	461	55,504
CNA Financial Corp.#	428	18,862
Hanover Insurance Group, Inc.#	1,084	143,099
James River Group Holdings Ltd.#	4,596	43,984
Kemper Corp.#	810	48,600
Markel Group, Inc.†#	162	242,584
Reinsurance Group of America, Inc.#	667	115,985
Travelers Cos., Inc.#	631	133,368
W R Berkley Corp.#	762	62,392
Willis Towers Watson PLC#	50	12,315
		945,469
Mortgage real estate investment trusts (REITs): 1.02%
Rithm Capital Corp.#	21,732	232,532
Health care: 17.99%
Biotechnology: 6.74%
ACADIA Pharmaceuticals, Inc.†#	3,996	103,536
ADMA Biologics, Inc.†#	16,430	85,272
See accompanying notes to portfolio of investments
Allspring U.S. Long/Short Equity Fund | 3

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Biotechnology(continued)
Amgen, Inc.#	266	$83,593
Anika Therapeutics, Inc.†#	664	15,617
Arcturus Therapeutics Holdings, Inc.†#	1,924	63,434
Ardelyx, Inc.†#	1,837	16,037
Catalyst Pharmaceuticals, Inc.†#	4,697	67,637
Eagle Pharmaceuticals, Inc.†#	15,226	89,224
Exelixis, Inc.†#	9,540	207,590
Gilead Sciences, Inc.#	827	64,721
Incyte Corp.†#	5,800	340,866
MacroGenics, Inc.†#	1,112	15,902
Neurocrine Biosciences, Inc.†#	1,162	162,413
Vertex Pharmaceuticals, Inc.†#	247	107,045
Voyager Therapeutics, Inc.†#	3,866	28,106
Zymeworks, Inc.†#	8,263	89,571
		1,540,564
Health care equipment & supplies: 0.77%
Baxter International, Inc.#	320	12,381
GE HealthCare Technologies, Inc.	290	21,274
ICU Medical, Inc.†#	272	24,896
Intuitive Surgical, Inc.†#	86	32,527
OraSure Technologies, Inc.†#	1,520	11,202
Semler Scientific, Inc.†#	1,040	46,062
Tactile Systems Technology, Inc.†#	1,729	26,229
		174,571
Health care providers & services: 3.77%
Cigna Group#	1,371	412,602
CVS Health Corp.#	1,346	100,102
Elevance Health, Inc.#	356	175,665
Humana, Inc.#	428	161,810
Universal Health Services, Inc. Class B#	73	11,593
		861,772
Life sciences tools & services: 2.09%
Medpace Holdings, Inc.†#	444	129,462
Mesa Laboratories, Inc.#	493	45,169
West Pharmaceutical Services, Inc.#	812	302,900
		477,531
Pharmaceuticals: 4.62%
Amphastar Pharmaceuticals, Inc.†#	450	24,012
Biote Corp. Class A†#	2,445	9,267
Bristol-Myers Squibb Co.#	7,442	363,691
Harmony Biosciences Holdings, Inc.†#	345	10,881
Merck & Co., Inc.#	1,671	201,823
Perrigo Co. PLC#	600	19,248
Pfizer, Inc.#	10,504	284,448
See accompanying notes to portfolio of investments
4 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Pharmaceuticals(continued)
Phibro Animal Health Corp. Class A#	3,153	$34,084
Viatris, Inc.#	9,054	106,566
		1,054,020
Industrials: 12.35%
Aerospace & defense: 0.52%
General Dynamics Corp.#	271	71,812
Lockheed Martin Corp.#	111	47,665
		119,477
Air freight & logistics: 0.41%
CH Robinson Worldwide, Inc.#	1,109	93,256
Building products: 1.22%
Builders FirstSource, Inc.†#	1,398	242,875
Johnson Controls International PLC#	444	23,394
Owens Corning#	80	12,122
		278,391
Construction & engineering: 2.10%
EMCOR Group, Inc.#	2,100	479,031
Electrical equipment: 0.28%
Emerson Electric Co.#	239	21,923
LSI Industries, Inc.#	812	11,092
Vertiv Holdings Co.#	535	30,137
		63,152
Ground transportation: 0.84%
Landstar System, Inc.#	1,004	192,487
Machinery: 1.12%
AGCO Corp.#	111	13,579
Donaldson Co., Inc.#	2,216	143,131
Flowserve Corp.#	288	11,500
Hyster-Yale Materials Handling, Inc.#	181	11,895
ITT, Inc.#	625	75,488
		255,593
Professional services: 2.44%
CACI International, Inc. Class A†#	275	94,526
Leidos Holdings, Inc.#	1,126	124,389
ManpowerGroup, Inc.#	3,667	271,871
Science Applications International Corp.#	523	66,766
		557,552
Trading companies & distributors: 3.42%
Core & Main, Inc. Class A†#	288	11,897
Ferguson PLC#	2,040	383,235
MSC Industrial Direct Co., Inc. Class A#	1,852	182,755
See accompanying notes to portfolio of investments
Allspring U.S. Long/Short Equity Fund | 5

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Trading companies & distributors(continued)
WESCO International, Inc.#	1,034	$179,420
WW Grainger, Inc.#	27	24,182
		781,489
Information technology: 27.43%
Communications equipment: 1.15%
Arista Networks, Inc.†#	66	17,073
Cisco Systems, Inc.#	233	11,692
Juniper Networks, Inc.#	2,752	101,714
Motorola Solutions, Inc.#	410	130,995
		261,474
Electronic equipment, instruments & components: 1.73%
Arlo Technologies, Inc.†#	5,197	46,149
Arrow Electronics, Inc.†#	374	41,570
Avnet, Inc.#	1,320	59,796
Daktronics, Inc.†#	3,109	23,566
Jabil, Inc.#	168	21,049
TD SYNNEX Corp.#	580	57,989
Vontier Corp.#	4,222	146,039
		396,158
IT services: 3.03%
Accenture PLC Class A#	300	109,164
Amdocs Ltd.#	971	89,021
Cognizant Technology Solutions Corp. Class A#	3,969	306,089
DXC Technology Co.†#	1,810	39,458
EPAM Systems, Inc.†#	106	29,480
Hackett Group, Inc.#	1,101	25,455
VeriSign, Inc.†#	467	92,877
		691,544
Semiconductors & semiconductor equipment: 9.51%
Allegro MicroSystems, Inc.†#	10,721	278,103
Broadcom, Inc.#	137	161,660
Cirrus Logic, Inc.†#	4,424	341,533
First Solar, Inc.†#	71	10,387
Intel Corp.#	721	31,061
inTEST Corp.†#	3,778	45,072
Marvell Technology, Inc.#	220	14,894
Microchip Technology, Inc.#	1,584	134,925
Monolithic Power Systems, Inc.#	517	311,606
NVIDIA Corp.#	303	186,427
Photronics, Inc.†#	4,656	136,048
Qorvo, Inc.†#	318	31,717
QUALCOMM, Inc.#	2,628	390,284
Skyworks Solutions, Inc.#	944	98,610
		2,172,327
See accompanying notes to portfolio of investments
6 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Software: 8.36%
Adeia, Inc.#	1,152	$13,985
Autodesk, Inc.†#	53	13,452
Cadence Design Systems, Inc.†#	160	46,154
CoreCard Corp.†#	1,083	13,104
Gen Digital, Inc.#	1,475	34,633
Microsoft Corp.#	1,768	702,921
NCR Voyix Corp.†#	9,997	146,956
Oracle Corp.#	1,090	121,753
Palantir Technologies, Inc. Class A†#	1,121	18,037
Pegasystems, Inc.#	5,818	283,569
Rimini Street, Inc.†#	6,453	21,166
RingCentral, Inc. Class A†#	1,614	54,699
ServiceNow, Inc.†#	17	13,012
Smartsheet, Inc. Class A†#	5,228	235,103
Synopsys, Inc.†#	107	57,068
Teradata Corp.†#	1,714	79,153
UiPath, Inc. Class A†#	1,787	41,065
Viant Technology, Inc. Class A†#	1,656	14,192
		1,910,022
Technology hardware, storage & peripherals: 3.65%
Apple, Inc.#	3,563	657,017
Hewlett Packard Enterprise Co.#	6,166	94,278
HP, Inc.#	612	17,571
Super Micro Computer, Inc.†#	124	65,672
		834,538
Materials: 0.86%
Metals & mining: 0.86%
SSR Mining, Inc.#	20,785	196,002
Real estate: 0.79%
Real estate management & development: 0.23%
RMR Group, Inc. Class A#	2,001	52,206
Residential REITs : 0.08%
Mid-America Apartment Communities, Inc.#	142	17,946
Specialized REITs : 0.48%
Weyerhaeuser Co.#	3,363	110,206
Utilities: 2.21%
Electric utilities: 0.10%
Genie Energy Ltd. Class B#	657	12,227
NRG Energy, Inc.#	217	11,509
		23,736
See accompanying notes to portfolio of investments
Allspring U.S. Long/Short Equity Fund | 7

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Gas utilities: 1.87%
National Fuel Gas Co.#	5,054	$238,347
UGI Corp.#	8,535	188,965
		427,312
Multi-utilities: 0.24%
CenterPoint Energy, Inc.#	1,949	54,455
Total common stocks (Cost $20,611,662)		22,393,549

		Yield
Short-term investments: 10.91%
Investment companies: 10.91%
Allspring Government Money Market Fund Select Class♠∞		5.27%	2,492,169	2,492,169
Total short-term investments (Cost $2,492,169)				2,492,169
Total investments in securities (Cost $23,103,831)	108.94%			24,885,718

Securities sold short: (28.46)%
Common stocks: (28.45)%
Communication services: (1.93)%
Diversified telecommunication services: (1.07)%
AST SpaceMobile, Inc.†	(8,257)	(23,698)
Frontier Communications Parent, Inc.†	(8,992)	(221,473)
(245,171)
Entertainment: (0.66)%
Liberty Media Corp.-Liberty Live Class A†	(1,696)	(62,464)
Liberty Media Corp.-Liberty Live Class C†	(560)	(20,871)
Roblox Corp. Class A†	(1,715)	(66,559)
(149,894)
Media: (0.20)%
Cardlytics, Inc.†	(6,019)	(45,985)
Consumer discretionary: (4.67)%
Automobile components: (0.15)%
QuantumScape Corp. Class A†	(5,163)	(35,160)
Automobiles: (0.43)%
Lucid Group, Inc.†	(21,016)	(71,034)
Rivian Automotive, Inc. Class A†	(1,804)	(27,619)
(98,653)
Hotels, restaurants & leisure: (1.10)%
Cava Group, Inc.†	(2,691)	(125,939)
See accompanying notes to portfolio of investments
8 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Hotels, restaurants & leisure(continued)
Churchill Downs, Inc.	(308)	$(37,259)
Planet Fitness, Inc. Class A†	(1,298)	(87,952)
(251,150)
Household durables: (1.32)%
Sonos, Inc.†	(2,056)	(32,033)
Traeger, Inc.†	(4,613)	(10,102)
Whirlpool Corp.	(2,375)	(260,110)
(302,245)
Leisure products: (0.22)%
Hasbro, Inc.	(1,001)	(48,999)
Specialty retail: (0.38)%
RH†	(344)	(87,197)
Textiles, apparel & luxury goods: (1.07)%
Birkenstock Holding PLC†	(5,269)	(244,429)
Consumer staples: (0.66)%
Food products: (0.47)%
Freshpet, Inc.†	(1,246)	(107,281)
Personal care products: (0.19)%
Beauty Health Co.†	(15,100)	(44,243)
Energy: (2.40)%
Energy equipment & services: (0.05)%
Seadrill Ltd.†	(266)	(11,496)
Oil, gas & consumable fuels: (2.35)%
Diamondback Energy, Inc.	(230)	(35,360)
Encore Energy Corp.†	(20,319)	(93,671)
Energy Fuels, Inc.†	(17,088)	(129,015)
Golar LNG Ltd.	(9,405)	(205,123)
Marathon Oil Corp.	(2,718)	(62,106)
Vitesse Energy, Inc.	(518)	(10,883)
(536,158)
Financials: (3.52)%
Banks: (1.52)%
Columbia Banking System, Inc.	(3,451)	(69,572)
Prosperity Bancshares, Inc.	(229)	(14,635)
TFS Financial Corp.	(19,734)	(262,857)
(347,064)
Capital markets: (0.33)%
Coinbase Global, Inc. Class A†	(489)	(62,690)
Robinhood Markets, Inc. Class A†	(1,126)	(12,093)
(74,783)
See accompanying notes to portfolio of investments
Allspring U.S. Long/Short Equity Fund | 9

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Financial services: (0.48)%
Affirm Holdings, Inc.†	(2,708)	$(109,701)
Insurance: (0.83)%
Brighthouse Financial, Inc.†	(3,172)	(164,214)
F&G Annuities & Life, Inc.	(551)	(24,707)
(188,921)
Mortgage real estate investment trusts (REITs): (0.36)%
AGNC Investment Corp.	(8,720)	(82,666)
Health care: (3.53)%
Biotechnology: (2.32)%
Aldeyra Therapeutics, Inc.†	(3,450)	(10,798)
Altimmune, Inc.†	(3,139)	(29,632)
ALX Oncology Holdings, Inc.†	(841)	(12,119)
Bioxcel Therapeutics, Inc.†	(16,431)	(52,908)
Bridgebio Pharma, Inc.†	(348)	(11,933)
Genelux Corp.†	(935)	(9,892)
Gritstone bio, Inc.†	(11,889)	(28,415)
IGM Biosciences, Inc.†	(10,620)	(111,722)
Ionis Pharmaceuticals, Inc.†	(2,027)	(104,168)
Nkarta, Inc.†	(7,499)	(67,791)
Recursion Pharmaceuticals, Inc. Class A†	(1,546)	(14,548)
Roivant Sciences Ltd.†	(931)	(9,310)
Sana Biotechnology, Inc.†	(5,711)	(31,353)
Scholar Rock Holding Corp.†	(662)	(9,235)
Seres Therapeutics, Inc.†	(9,682)	(10,941)
Summit Therapeutics, Inc.†	(4,183)	(16,397)
(531,162)
Health care equipment & supplies: (0.82)%
Beyond Air, Inc.†	(4,013)	(6,742)
Glaukos Corp.†	(597)	(53,151)
Nano-X Imaging Ltd.†	(14,697)	(79,951)
Novocure Ltd.†	(1,063)	(14,797)
Pulse Biosciences, Inc.†	(3,625)	(32,190)
(186,831)
Health care providers & services: (0.15)%
R1 RCM, Inc.†	(3,249)	(33,270)
Health care technology: (0.05)%
Certara, Inc.†	(672)	(10,860)
Pharmaceuticals: (0.19)%
Cassava Sciences, Inc.†	(929)	(22,249)
Phathom Pharmaceuticals, Inc.†	(3,237)	(21,688)
(43,937)
See accompanying notes to portfolio of investments
10 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Industrials: (6.15)%
Aerospace & defense: (1.26)%
Mercury Systems, Inc.†	(508)	$(15,067)
TransDigm Group, Inc.	(230)	(251,316)
Virgin Galactic Holdings, Inc.†	(11,389)	(20,273)
(286,656)
Building products: (0.69)%
Hayward Holdings, Inc.†	(12,484)	(156,300)
Commercial services & supplies: (0.14)%
Performant Financial Corp.†	(11,674)	(32,921)
Electrical equipment: (0.72)%
Plug Power, Inc.†	(37,056)	(164,899)
Ground transportation: (0.99)%
Avis Budget Group, Inc.	(1,379)	(225,756)
Machinery: (1.49)%
RBC Bearings, Inc.†	(1,033)	(277,402)
Xylem, Inc.	(557)	(62,629)
(340,031)
Marine transportation: (0.09)%
Himalaya Shipping Ltd.†	(3,241)	(21,099)
Professional services: (0.77)%
Clarivate PLC†	(10,020)	(89,579)
Paycor HCM, Inc.†	(4,454)	(86,541)
(176,120)
Information technology: (0.63)%
Electronic equipment, instruments & components: (0.04)%
MicroVision, Inc.†	(4,230)	(10,067)
Semiconductors & semiconductor equipment: (0.18)%
Atomera, Inc.†	(5,231)	(41,116)
Software: (0.41)%
Marathon Digital Holdings, Inc.†	(1,139)	(20,195)
MicroStrategy, Inc. Class A†	(97)	(48,617)
Riot Platforms, Inc.†	(2,184)	(23,806)
(92,618)
Materials: (3.63)%
Chemicals: (2.22)%
Albemarle Corp.	(231)	(26,505)
Aspen Aerogels, Inc.†	(1,249)	(14,026)
Element Solutions, Inc.	(5,351)	(118,953)
Ginkgo Bioworks Holdings, Inc.†	(53,463)	(64,690)
International Flavors & Fragrances, Inc.	(1,713)	(138,205)
See accompanying notes to portfolio of investments
Allspring U.S. Long/Short Equity Fund | 11

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Chemicals(continued)
LSB Industries, Inc.†	(2,419)	$(17,997)
PureCycle Technologies, Inc.†	(32,183)	(126,158)
(506,534)
Metals & mining: (0.96)%
Alcoa Corp.	(4,696)	(139,706)
MP Materials Corp.†	(4,200)	(66,402)
Piedmont Lithium, Inc.†	(830)	(12,682)
(218,790)
Paper & forest products: (0.45)%
Louisiana-Pacific Corp.	(1,566)	(104,217)
Real estate: (1.20)%
Real estate management & development: (1.15)%
Zillow Group, Inc. Class A†	(1,178)	(64,896)
Zillow Group, Inc. Class C†	(3,456)	(196,439)
(261,335)
Retail REITs : (0.05)%
Realty Income Corp.	(214)	(11,640)
Utilities: (0.13)%
Independent power and renewable electricity producers: (0.13)%
AES Corp.	(1,813)	(30,241)
Total common stocks (Cost $(6,492,225))		(6,497,596)

		Expiration date
Warrants: (0.01)%
Health care: (0.01)%
Pharmaceuticals: (0.01)%
Cassava Sciences, Inc.†		11-15-2024	(371)	(2,578)
Total warrants (Cost $0)				(2,578)
Total securities sold short (proceeds $(6,492,225))	(28.46)%			(6,500,174)
Other assets and liabilities, net	19.52			4,458,245
Total net assets	100.00%			$22,843,789

#	All or a portion of this security is segregated as collateral for securities sold short.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
12 | Allspring U.S. Long/Short Equity Fund

Portfolio of investments—January 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,457,821	$1,952,601	$(918,253)	$0	$0	$2,492,169	2,492,169	$23,836
See accompanying notes to portfolio of investments
Allspring U.S. Long/Short Equity Fund | 13

Notes to portfolio of investments—January 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.
The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
14 | Allspring U.S. Long/Short Equity Fund

Notes to portfolio of investments—January 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$834,688	$0	$0	$834,688
Consumer discretionary	2,022,530	0	0	2,022,530
Consumer staples	2,624,299	0	0	2,624,299
Energy	302,496	0	0	302,496
Financials	2,532,724	0	0	2,532,724
Health care	4,108,458	0	0	4,108,458
Industrials	2,820,428	0	0	2,820,428
Information technology	6,266,063	0	0	6,266,063
Materials	196,002	0	0	196,002
Real estate	180,358	0	0	180,358
Utilities	505,503	0	0	505,503
Short-term investments
Investment companies	2,492,169	0	0	2,492,169
Total assets	$24,885,718	$0	$0	$24,885,718
Liabilities
Securities sold short
Common stocks
Communication services	$441,050	$0	$0	$441,050
Consumer discretionary	1,067,833	0	0	1,067,833
Consumer staples	151,524	0	0	151,524
Energy	547,654	0	0	547,654
Financials	803,135	0	0	803,135
Health care	806,060	0	0	806,060
Industrials	1,403,782	0	0	1,403,782
Information technology	143,801	0	0	143,801
Materials	829,541	0	0	829,541
Real estate	272,975	0	0	272,975
Utilities	30,241	0	0	30,241
Warrants
Health care	0	2,578	0	2,578
Total liabilities	$6,497,596	$2,578	$0	$6,500,174
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At January 31, 2024, the Fund did not have any transfers into/out of Level 3.
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